Significant accounting judgements and estimates	12 Months Ended
Dec. 31, 2025
Significant Accounting Judgements And Estimates [Abstract]
Significant accounting judgements and estimates
3. Significant accounting judgements and estimates
The preparation of Lifezone’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures including the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in the future period.
3.1 Significant accounting judgements
Use of Going Concern Assumption
The use of going concern assumption requires management to make judgments at a particular point in time about the future outcome of events and conditions that are inherently uncertain. The underlying assumption in the preparation of financial statements is that Lifezone has neither the intention nor the need to liquidate the business. Management takes into account a whole range of factors related to expected probability and sources of financing and expected costs.
Exploration and evaluation assets
The application of Lifezone’s accounting policy for exploration and evaluation expenditure requires judgement, the use of estimates and assumptions to determine whether future economic benefits are likely from either future exploitation or sale. Under IFRS 6 - Exploration for and Evaluation of Mineral Resources, entities recognizing exploration and evaluation assets are required to perform an impairment test on those assets when specific facts and circumstances outlined in the standard indicate an impairment test is required. The assets are tested for impairment indicators or when the technical feasibility and commercial viability of extracting a mineral resource are not demonstrable.
Lifezone capitalizes certain exploration and evaluation expenses in accordance with its accounting policy. There is no certainty that costs incurred during exploration and evaluation will result in discoveries of commercial quantities of minerals. Lifezone applies judgment to determine whether indicators of impairment exist for these capitalized costs.
At December 31, 2025, Lifezone concluded that no impairment indicators exist for any of its exploration and evaluation assets and that the capitalized costs are supported by external (market capitalization) and internal valuations.
Assessment of the classification of earnouts
Earnouts represent payment arrangements whereby the additional purchase consideration on acquisition is contingent on the future financial performance of Lifezone. Earnouts are classified as either a liability or equity on inception, depending on the terms of the agreement. Lifezone determined that both the Lifezone Holdings and the Sponsor shareholder earnout should be classified as equity after assessment under IFRS 2 - Share-based Payment. Refer to Note 25 for details.
Classification of deferred consideration in the cash flow statement
The payments of deferred consideration in relation to the acquisition of the Kabanga Nickel Project were recognized as cash outflows from investing activities in the consolidated statement of cash flows as it represents amounts paid for the acquisition of mining data. Lifezone believes that this is the appropriate classification in accordance with the nature of the underlying transaction and payment terms which are not deemed to have any financing element embedded.
3.2 Significant accounting estimates
The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are described below. Lifezone based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of Lifezone. Such changes are reflected in the assumptions when they occur.
Fair value of Warrants
Warrants are measured at fair value at recognition. Warrants are fair valued using a Monte-Carlo or other appropriate pricing model, taking into account the terms and conditions attached to the Warrants. Key inputs used in making the estimate are disclosed in Note 24.3 where warrants were classified as a liability. Equity-classified warrants are not subsequently revalued but liability-classified warrants are measured at fair value through profit or loss, with changes in fair value recognized in the consolidated statement of comprehensive loss.
Warrants issued in connection with the 2025 Offering are recorded as a liability. As at the issuance date, the liability related to warrants, totaling $9,910,000, was valued using the Monte-Carlo model. The liability related to warrants is remeasured at the end of each period at fair value through profit or loss. It is classified in Level 3 of the fair value hierarchy. At each reporting date, the fair value of the liability related to warrants is determined using the Monte-Carlo model, which uses significant inputs that are not based on observable market data, hence the classification in Level 3.
A sensitivity analysis was performed by Lifezone on the assumptions related to share price volatility. A 10% increase or decrease in the share price volatility assumption results in approximately a 10% increase or decrease in the value of the liability.
Hybrid Financial Instruments: Convertible debentures with embedded derivatives
Lifezone has issued convertible debentures with embedded derivatives, classified as hybrid financial instruments, which are initially measured at fair value and adjusted for transaction costs. The host debt instrument is classified and measured at amortized cost, while the embedded derivatives are accounted for separately at FVTPL.
Upon recognition, Lifezone uses the residual value method to allocate the principal amount of the convertible debentures between the two components: a host debt instrument and embedded derivatives. Under this method, the fair value of the embedded derivative is determined first, and any residual amount is assigned to the host debt instrument. Any subsequent changes in the fair value of the embedded derivative is recorded in the consolidated statement of comprehensive loss. The host debt instrument is measured using the effective interest method in all subsequent periods.
The effective interest method is a method for calculating the amortized cost of a financial liability and for allocating the interest expenses throughout the relevant credit period. The effective interest rate is the rate that accurately discounts the forecasted future cash flows over the financial liability’s expected lifetime to its’ carrying value, or, when appropriate, over a shorter period.
Deferred consideration
The fair value of the deferred consideration payable to BHP for the acquisition of its 17% interest in Kabanga Nickel Limited is determined using a present value technique, discounting expected future payments at a 21.5% rate. The calculation incorporates management’s estimates of the timing of key project milestones, specifically, the FID and first commercial production.

Significant judgment is required in estimating the timing of the FID and commercial production dates, as these dates directly affect the timing of payments. Management uses a probability-weighted approach, considering a base case (e.g., FID in June 2026, commercial production in March 2029), a delayed case (12 months later), and an accelerated case (such as a change of control), with probabilities assigned to each scenario based on current project status and risks.

The fair value measurement is sensitive to changes in key assumptions:
•A significant increase or decrease in the discount rate, or a change in the expected timing of payments, would result in a higher or lower fair value of the deferred consideration.
•Changes in Lifezone’s share price at the valuation date also directly impact the estimated amount of the indexed payment.
•Adjustments to the probabilities assigned to each scenario can materially affect the resulting fair value.
Management reviews these estimates regularly and updates them as new information becomes available. Any changes in the fair value of the deferred consideration are recognized in profit or loss in the period in which they arise.